Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Consolidated Entities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount, Total	$ 851,867	$ 846,689
Actual Ratio, Total	12.87%	13.80%
For Capital Adequacy Purposes, Amount, Total	529,521	490,865
For Capital Adequacy Purposes, Ratio, Total	8.00%	8.00%
Actual Amount, Tier One Risk Based Capital	782,872	762,189
Actual Ratio, Tier One Risk Based Capital	11.83%	12.42%
For Capital Adequacy Purposes, Amount, Tier One Risk Based Capital	264,707	245,433
For Capital Adequacy Purposes, Ratio, Tier One Risk Based Capital	4.00%	4.00%
Actual Amount, Tier One Leverage Capital	782,872	762,189
Actual Ratio, Tier One Leverage Capital	9.10%	9.20%
For Capital Adequacy Purposes, Amount, Tier One Leverage Capital	344,120	331,374
For Capital Adequacy Purposes, Ratio, Tier One Leverage Capital	4.00%	4.00%
NAB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount, Total	861,392	848,534
Actual Ratio, Total	13.02%	13.83%
For Capital Adequacy Purposes, Amount, Total	529,273	490,793
For Capital Adequacy Purposes, Ratio, Total	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount, Total	661,591	613,492
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio, Total	10.00%	10.00%
Actual Amount, Tier One Risk Based Capital	813,874	792,670
Actual Ratio, Tier One Risk Based Capital	12.30%	12.92%
For Capital Adequacy Purposes, Amount, Tier One Risk Based Capital	264,674	245,397
For Capital Adequacy Purposes, Ratio, Tier One Risk Based Capital	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount, Tier One Risk Based Capital	397,012	368,095
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio, Tier One Risk Based Capital	6.00%	6.00%
Actual Amount, Tier One Leverage Capital	813,874	792,670
Actual Ratio, Tier One Leverage Capital	9.46%	9.45%
For Capital Adequacy Purposes, Amount, Tier One Leverage Capital	344,133	335,348
For Capital Adequacy Purposes, Ratio, Tier One Leverage Capital	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount, Tier One Leverage Capital	$ 430,166	$ 419,185
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio, Tier One Leverage Capital	5.00%	5.00%